SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2021
SHORT-TERM BORROWINGS
SHORT-TERM BORROWINGS

9. SHORT-TERM BORROWINGS

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
September 1, 2020	Ambow Shida	Huaxia Bank	10,000	N/A	4.35%	September 1, 2021
May 1, 2020	Bay State College	Small Business Administration (“SBA”)	9,498	1,470	1.00%	May 2, 2022

In July 2020, the Group mortgaged its office property in Beijing, China with the carry amount of RMB 65,078 to obtain a line of credit in RMB 30,000 from Bank of Huaxia with one-year term from July 1, 2020 to July 1, 2021. The mortgage shall be terminated once all borrowings were repaid and mortgage cancellation registration procedures were completed. On September 1, 2020, the Group received a loan from Huaxia Bank in the amount of RMB 10,000 with maturity date on September 1, 2021 and bearing interest at 4.35% per annum for working capital purpose. As of the date of this report, this loan was fully repaid.

On May 1, 2020, Bay State College obtained a PPP loan under the CARES Act from the SBA through Bank of America for US$1,470, with maturity date on May 2, 2022. Bay State College accrued interest expense on the loan using a fixed rate of 1%. Bay State College is applying for the forgiveness of the PPP loan as of the date of this report.